NOTE 11 - Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Statement of Operations
	Nine Months Ended September 30,
	2013	2012

Patient Service Revenue (net of contractual allowances and discounts)	$123,642	$2,807,941

Operating expenses:
Cost of services-physicians	233,178	2,468,562
General and administrative	607,398	1,721,661
Total operating expenses	840,576	4,190,223

Other income (expenses)
Interest expense, net	—	(6,792)
Gain on sale of assets	—	6,500,000
Total other income (expenses)	—	6,493,208

Income (loss) on discontinued operations	$(716,934)	$5,110,926